Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2023
Equity-accounted investees [Abstract]
Summary of Equity-accounted Investees	2023 2022 Interest in Westinghouse $ 2,899,379 $ - Interest in JV Inkai 273,806 210,972 Interest in Global Laser Enrichment LLC (GLE) - - $ 3,173,185 $ 210,972
Westinghouse Electric Company [Member]
Disclosure Of Joint Ventures [Line Items]
Equity method investment summarized financial information balance sheet explanatory
2023
Cash and cash equivalents $ 265,146
Other current assets 2,364,602
Intangible assets 7,655,386
Goodwill 1,534,947
Non-current assets 3,102,566
Current liabilities (2,464,058)
Non-current liabilities (6,684,673)
Net assets $ 5,773,916
Net assets attributable to non-controlling interest (24,036)
Net assets attributable to shareholders $ 5,749,880
Cameco's share of net assets attributable to shareholders ( 49%) 2,817,441
Acquisition costs (a) 83,916
Impact of foreign exchange (1,978)
Carrying amount of interest in Westinghouse $ 2,899,379
(a) Cameco incurred $ 84

million of acquisition costs that were included in the cost of the investment.

Equity method investment summarized financial information income statement explanatory
2023
Revenue from products and services $ 1,063,417
Cost of products and services sold (408,745)
Depreciation and amortization (124,012)
Marketing, administrative and general expenses (498,775)
Finance income 3,846
Finance costs (59,414)
Other expense (39,641)
Income tax recovery 13,555
Net loss (49,769)
Other comprehensive income 13,933
Total comprehensive loss $ (35,836)

Joint Venture Inkai LLP [Member]
Disclosure Of Joint Ventures [Line Items]
Equity method investment summarized financial information balance sheet explanatory
2023 2022
Cash and cash equivalents $ 24,074 $ 14,950
Other current assets 551,917 373,868
Non-current assets 332,655 334,954
Current liabilities (40,985) (34,606)
Non-current liabilities (30,211) (37,644)
Net assets 837,450 651,522
Cameco's share of net assets ( 40%) 334,980 260,609
Consolidating adjustments
(a)
(74,223) (82,275)
Fair value increment
(b)
81,090 83,675
Dividends declared but not received 5,952 -
Dividends in excess of ownership percentage
(c)
(74,843) (48,641)
Impact of foreign exchange 850 (2,396)
Carrying amount of interest in JV Inkai $ 273,806 $ 210,972
(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.
(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.
(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.

Equity method investment summarized financial information income statement explanatory
2023 2022
Revenue from products and services $ 708,679 $ 476,354
Cost of products and services sold (99,160) (66,119)
Depreciation and amortization (35,187) (24,749)
Finance income 1,343 1,341
Finance costs (1,069) (2,635)
Other expense (34,738) (30,770)
Income tax expense (106,419) (74,763)
Net earnings 433,449 278,659
Total comprehensive income $ 433,449 $ 278,659